Taxes (Details 7) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets, other taxes	$ 960	$ 1,142
Non-current assets, other taxes	4,516	3,778
Current liabilities, other taxes	4,166	3,048
Non-current liabilities, other taxes	376	293
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	954	1,135
Non-current assets, other taxes	4,506	3,765
Current liabilities, other taxes	4,106	3,029
Non-current liabilities, other taxes	376	293
Country Of Brazil [Member] | Current Non Current I C M S V A T [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	592	716
Non-current assets, other taxes	607	473
Current liabilities, other taxes	1,032	699
Country Of Brazil [Member] | Current Non Current P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	304	378
Non-current assets, other taxes	2,876	2,362
Current liabilities, other taxes	265	28
Non-current liabilities, other taxes	141	89
Country Of Brazil [Member] | Claim To Recover P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Non-current assets, other taxes	733	657
Country Of Brazil [Member] | C i d e [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes		1
Current liabilities, other taxes		5
Country Of Brazil [Member] | Production taxes [member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	2,094	1,996
Non-current liabilities, other taxes	145	114
Country Of Brazil [Member] | Withholding income taxes [member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	272	149
Country Of Brazil [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	58	40
Non-current assets, other taxes	290	273
Current liabilities, other taxes	443	152
Non-current liabilities, other taxes	90	90
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	6	7
Non-current assets, other taxes	10	13
Current liabilities, other taxes	$ 60	$ 19